Pensions and other post retirement benefits - Asset allocation percentages (Details)	Mar. 31, 2018
UK Pensions
Disclosure of fair value of plan assets [line items]
Equities	14.60%
Property	6.30%
Diversified alternatives	5.10%
Liability matching assets	7.70%
Other	3.80%
Total	100.00%
US Pensions
Disclosure of fair value of plan assets [line items]
Equities	42.00%
Property	4.60%
Diversified alternatives	10.30%
Liability matching assets	0.00%
Other	2.10%
Total	100.00%
US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	60.90%
Property	0.00%
Diversified alternatives	12.20%
Liability matching assets	0.00%
Other	5.50%
Total	100.00%
Corporate bonds | UK Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	25.80%
Corporate bonds | US Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	24.80%
Corporate bonds | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	1.00%
Government securities | UK Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	36.70%
Government securities | US Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	16.20%
Government securities | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	20.40%
UK | UK Pensions
Disclosure of fair value of plan assets [line items]
Total	57.80%
UK | US Pensions
Disclosure of fair value of plan assets [line items]
Total	1.20%
UK | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Total	0.20%
US | UK Pensions
Disclosure of fair value of plan assets [line items]
Total	18.40%
US | US Pensions
Disclosure of fair value of plan assets [line items]
Total	88.50%
US | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Total	91.80%
Other Countries | UK Pensions
Disclosure of fair value of plan assets [line items]
Total	23.70%
Other Countries | US Pensions
Disclosure of fair value of plan assets [line items]
Total	10.30%
Other Countries | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Total	8.00%